Financial Risk Management - Summary of Total Financial Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets [line items]
Cash and cash equivalents	€ 3,575	€ 3,964	€ 3,559	€ 4,812
Other receivables	645	784
Total non-current and current financial assets	6,773	8,570
Adjusted carrying amount	€ 4,979	€ 5,798
Effective interest rate	1.57%	3.91%
Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	€ 2,592	€ 2,930
Adjusted carrying amount	€ 2,930	€ 2,592
Effective interest rate	0.05%	0.05%
Securities other than investments [member]
Disclosure of financial assets [line items]
Securities	€ 2,976	€ 1,723
Adjusted carrying amount	€ 1,723	€ 2,976
Effective interest rate	4.07%	7.17%
Other receivables [member]
Disclosure of financial assets [line items]
Other receivables	€ 1,698	€ 1,006
Adjusted carrying amount	€ 326	€ 230
Effective interest rate	2.03%	5.23%
Fixed interest rate [member] | Securities other than investments [member]
Disclosure of financial assets [line items]
Securities	€ 1,390	€ 623
Fixed interest rate [member] | Other receivables [member]
Disclosure of financial assets [line items]
Other receivables	1,531	927
Floating interest rate [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	2,592	2,930
Floating interest rate [member] | Securities other than investments [member]
Disclosure of financial assets [line items]
Securities	1,586	1,100
Floating interest rate [member] | Other receivables [member]
Disclosure of financial assets [line items]
Other receivables	167	79
Nominal Investment Amount [member]
Disclosure of financial assets [line items]
Total non-current and current financial assets	7,266	5,659
Nominal Investment Amount [member] | Fixed interest rate [member]
Disclosure of financial assets [line items]
Total non-current and current financial assets	2,921	1,550
Nominal Investment Amount [member] | Floating interest rate [member]
Disclosure of financial assets [line items]
Total non-current and current financial assets	€ 4,345	€ 4,109